Share-based Payment Expense (Tables)	12 Months Ended
Dec. 31, 2021
Statement [line items]
Summary of Share-based Payment Expense

	2021 $m	2020 $m	2019 $m
Performance Share Plans and Restricted Share Plan expense	108	93	79
Share option expense	2	3	4
Total share-based payment expense (i)	110	96	83

(i)	The total share-based payment expense in 2019, including discontinued operations, amounted to $86 million.

Summary of Movement and Options Outstanding Under Share Option Schemes
Details of movement and options outstanding under Share Option Schemes (excluding Savings-related Share Option Schemes)

	Weighted average exercise price	Number of options 2021	Weighted average exercise price	Number of options 2020	Weighted average exercise price	Number of options 2019

Outstanding at beginning of year	€ 16.19	197,253	€ 16.19	278,349	€ 16.48	800,770
Exercised (i)	€ 16.19	(51,522)	€ 16.19	(77,748)	€ 16.65	(520,115)
Lapsed	-	-	€ 16.19	(3,348)	€ 16.19	(2,306)
Outstanding at end of year (ii)	€ 16.19	145,731	€ 16.19	197,253	€ 16.19	278,349
Exercisable at end of year	€ 16.19	145,731	€ 16.19	197,253	€ 16.19	278,349

(i)	The weighted average share price at the date of exercise of these options was € 42.10 (2020: € 31.70; 2019: € 29.10).

(ii)	All options granted have a life of ten years. All outstanding options are denominated in euro and have an exercise price of € 16.19 (2020: € 16.19; 2019: € 16.19).

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding

	2021	2020	2019
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1.30	2.30	3.30

Summary of Weighted Fair Values Assigned to Options Issued Under the Savings-Related Share Option Schemes
The weighted fair values assigned to options issued under the Savings-related Share Option Schemes, which were computed in accordance with the trinomial valuation methodology, were as follows:

	3 -year	5 -year
Granted in 2021 (October)	€ 6.78	€7.05
Granted in 2019 (April)	€ 7.55	€7.98
Granted in 2019 (May)	€ 6.67	€7.19

Summary of Assumptions of Fair Value Options
Details of awards granted under the 2014 Performance Share Plan

			Number of shares
	Share price at date of award	Period to earliest release date	Initial award (i)	Net outstanding at 31 December 2021
Granted in 2021	€ 39.79	3 years	3,261,885	3,154,225
Granted in 2020	€ 31.50	3 years	3,428,021	3,232,561
Granted in 2019	€ 29.44	3 years	3,688,027	3,352,346

(i)
Numbers represent the initial awards including those granted to employees of Europe Distribution in 2019. The Remuneration Committee has determined that dividend equivalents will accrue on awards under the 2014 Performance Share Plan. Subject to satisfaction of the applicable performance criteria, such dividend equivalents will be released to participants in the form of additional shares on vesting.

25% of each award made is subject to TSR performance measured against a tailored peer group; 25% is subject to a RONA metric; with the remaining 50% subject to a cumulative cashflow metric. Performance for the awards will be assessed over a three-year period.
The fair values assigned to the portion of awards which are subject to TSR performance against peers was
€
22.23 (2020:
€
18.52; 2019:
€
18.59). The fair value of these awards was calculated using a TSR pricing model taking account of peer group TSR, volatilities and correlations together with the following assumptions:

2014 Performance Share Plan [member]
Statement [line items]
Summary of Assumptions of Fair Value Options	The fair value of these awards was calculated using a TSR pricing model taking account of peer group TSR, volatilities and correlations together with the following assumptions:

	2021	2020	2019
Risk-free interest rate (%)	(0.56)	(0.61)	(0.37)
Expected volatility (%)	35.1	22.1	23.2

2010 Savings Related Share Option Schemes [member]
Statement [line items]
Summary of Movement and Options Outstanding Under Share Option Schemes
Details of options granted under the Savings-related Share Option Schemes

	Weighted average exercise price	Number of options 2021	Weighted average exercise price	Number of options 2020	Weighted average exercise price	Number of options 2019
Outstanding at beginning of year	€ 23.83 /Stg£19.69	1,173,507	€ 23.67/Stg£20.17	1,508,862	€ 22.15/Stg£18.74	1,686,176
Exercised (i)	€22.77 /Stg£18.69	(470,001)	€ 23.21/Stg£22.37	(178,773)	€ 19.09/Stg£16.20	(627,034)
Lapsed	€24.75 /Stg£21.49	(73,411)	€ 23.25/Stg£21.54	(156,582)	€ 23.49/Stg£20.85	(207,070)
Granted (ii)	Stg£31.04	455,068	-	-	€ 24.24/Stg£20.11	656,790
Outstanding at end of year	€24.28 /Stg£25.42	1,085,163	€ 23.83/Stg£19.69	1,173,507	€ 23.67/Stg£20.17	1,508,862
Exercisable at end of year	€23.27 /Stg£20.56	14,197	€ 24.66/Stg£24.51	16,528	€ 18.88/Stg£15.89	13,065

(i)	The weighted average share price at the date of exercise of these options was € 42.53 (2020: € 31.70; 2019: € 28.52).

(ii)
Pursuant to the 2010 and 2021 Savings-related Share Option Schemes operated by the Group, employees were granted options over 455,068 of CRH plc’s Ordinary Shares in October 2021 (2020: nil; 2019: 556,493 share options in April 2019 and 100,297 share options in May 2019). This figure comprises options over 346,237 (2020: nil; 2019: 518,944) shares and 108,831 (2020: nil; 2019: 137,846) shares which are normally exercisable within a period of six months after the third or the fifth anniversary of the contract, whichever is applicable. The exercise price at which the options are granted under the scheme represents a discount of 15% to the market price on the date of invitation of each savings contract.

Summary of Weighted Average Remaining Contractual Life for Share Options Outstanding

	2021	2020	2019
Weighted average remaining contractual life for the share options outstanding at 31 December (years)	1.81	1.14	1.87

euro-denominated options outstanding at end of year (number)	132,769	214,826	290,627
Range of exercise prices ( € )	20.83-27.86	20.83-27.86	17.67-27.86

Pound Sterling-denominated options outstanding at end of year (number)	952,394	958,681	1,218,235
Range of exercise prices (Stg£)	16.16-31.04	16.16-24.51	14.94-24.51

Summary of Assumptions of Fair Value Options
The fair value of these options were determined using the following assumptions:

	2021		2019
	3-year	5-year	3-year		5-year
	October		April	May	April	May

Weighted average exercise price ( € )	36.83	36.83	23.30	24.24	23.30	24.24
Risk free interest rate (%)	(0.61)	(0.43)	(0.56)	(0.58)	(0.40)	(0.41)
Expected dividend payments over the expected life ( € )	3.25	5.65	2.34	2.34	4.06	4.06
Expected volatility (%)	23.5	21.2	19.6	20.0	21.1	21.3
Expected life in years	3	5	3	3	5	5